Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment reporting
Schedule of external customers geographically location

	Revenue from external customers
	Year ended
	December 31,
(in thousands of €)	2020	2019	2018
Denmark	€299	€436	€1,136
Belgium	—	1,499	—
United States	36,126	67,848	18,964
Other	—	—	1,382
Total	€36,425	€69,783	€21,482

	Non-current assets
	Year ended
	December 31,
(in thousands of €)	2020	2019	2018
Netherlands	€1	€1	€1
Belgium	163,224	56,777	5,967
United States	3,872	3,058	47
Japan	2,030	284	—
Total	€169,127	€60,120	€6,015